Right-of-use assets and lease liabilities - Right-Of-Use Assets per Category (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Right-of-use assets operating lease category [Line Items]
Right-of-use assets	€ 387.2	€ 306.6
Properties
Right-of-use assets operating lease category [Line Items]
Right-of-use assets	333.7	270.3
Cars
Right-of-use assets operating lease category [Line Items]
Right-of-use assets	7.6	5.4
Warehouses
Right-of-use assets operating lease category [Line Items]
Right-of-use assets	42.6	30.3
Other
Right-of-use assets operating lease category [Line Items]
Right-of-use assets	€ 3.3	€ 0.6